Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents.
Cash and cash equivalents	€ 139,442	€ 67,878	€ 75,838	€ 87,141	€ 98,063	€ 111,950